FINANCIAL INSTRUMENTS AND DERIVATIVES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of commondity derivatives
As of June 30, 2013, we had the following derivative instruments in place:

			Weighted Average
Natural Gas	Period	MMBTU/day	Price per MMBTU
Collars	Jul 2013 - Dec 2013	12,500	$4.50 - $5.96
Swaps	Jul 2013 - Dec 2013	25,500	$3.64
	Jan 2014 - Dec 2014	5,000	$4.26
Ceilings purchased (call)	Jul 2013 - Dec 2013	10,000	$6.00
	Jan 2014 - Dec 2014	10,000	$6.15
Ceilings sold (call)	Jan 2014 - Dec 2014	26,000	$5.47
Floors purchased (put)	Jul 2013 - Dec 2013	10,000	$4.25
Floors sold (put)	Jan 2014 - Dec 2014	10,000	$3.75
			Weighted Average
Crude Oil	Period	Bbls/day	Price per Bbl
Collars	Jul 2013 - Dec 2013	2,763	$81.38 - $97.61
	Jan 2014 - Dec 2014	663	$85.00 - $91.25
	Jan 2015 - Dec 2015	259	$85.00 - $91.25
Three-way collars (1)	Jul 2013 - Dec 2013	2,000	$60.63 - $80.00 - $100.00
	Jan 2014 - Dec 2014	4,000	$64.94 - $85.00 - $102.50
Three-way collars (2)	Jul 2013 - Dec 2013	763	$65.00 - $91.25 - $101.25
Swaps	Jul 2013 - Dec 2013	5,450	$92.72
Ceilings purchased (call)	Jul 2013 - Dec 2013	2,250	$100.00
Ceilings sold (call)	Jan 2015 - Dec 2015	1,570	$120.00
Floors purchased (put)	Jul 2013 - Dec 2013	1,750	$90.00
Floors sold (put)	Jul 2013 - Dec 2013	5,438	$76.03
	Jan 2014 - Dec 2014	663	$65.00
	Jan 2015 - Dec 2015	259	$70.00
(1) These three-way collars are a combination of three options: a sold call, a purchased put and a sold put

(2) This three-way collar is a combination of three options: a sold call, a purchased call and a sold put

The table below is a summary of our commodity derivatives as of December 31, 2012:

			Weighted Avg
Natural Gas	Period	MMBTU/day	Price per MMBTU
Collars	Jan 2013 - Dec 2013	12,500	$4.50 - $5.96(1)
Swaps	Jan 2013 - Dec 2013	15,500	$3.52
Ceilings sold (call)	Jan 2014 - Dec 2014	16,000	$5.91
			Weighted Avg
Crude Oil	Period	Bbls/day	Price per Bbl
Collars	Jan 2013 - Dec 2013	2,763	$81.38 - $97.61
Three-way collar (2)	Jan 2014 - Dec 2014	663	$65.00 - $85.00 - $91.25
Three-way collar (2)	Jan 2015 - Dec 2015	259	$70.00 - $85.00 - $91.25
Three-way collar (2)	Jan 2013 - Dec 2013	2,000	$60.63 - $80.00 - $100.00
Three-way collar (2)	Jan 2014 - Dec 2014	4,000	$64.94 - $85.00 - $102.50
Three-way collar (3)	Jan 2013 - Dec 2013	763	$65.00 - $91.25 - $101.25
Swaps	Jan 2013 - Dec 2013	1,000	$91.46
Floors sold (put)	Jan 2013 - Dec 2013	1,438	$65.00

(1) Weighted averages prices for sold put and sold call, respectively.
(2) These three-way collars are a combination of three options: a sold put, a purchased put, and a sold call.
(3) This three-way collar is a combination of three options: a sold put, a purchased call, and a sold call.

Schedule of fair value of derivative contracts
The following table summarizes the fair value of our commodity derivative contracts as of the dates indicated:

		Gross Derivative Assets		Gross Derivative Liabilities
Derivatives not designated as hedging instruments	Balance Sheet Classification	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
		(in thousands)
Commodity
	Current assets - derivatives	$3,152	$4,882	$—	$—
	Derivatives and other long term assets	1,548	—	—	—
	Derivatives and other current liabilities	—	—	(2,254)	(3,501)
	Derivatives and other long term liabilities	—	—	(175)	(3,976)
Total commodity		$4,700	$4,882	$(2,429)	$(7,477)
Financial
	Derivative assets - current	$53	$264	$—	$—
	Derivative liabilities - long term	—	—	(55,948)	(43,548)
Total financial		$53	$264	$(55,948)	$(43,548)

The following table summarizes the fair value of our derivative contracts as of the dates indicated:

	Derivatives not designated as hedging instruments
	Gross Derivative Assets		Gross Derivative Liabilities
	December 31,		December 31,
	2012	2011	2012	2011
Commodity	(In thousands)
Derivative assets - current	$4,882	$5,732	$—	$—
Derivatives and other long term assets	—	1,192	—	—
Derivative and other current liabilities	—	—	(3,501)	(5,800)
Derivative liabilities - long term	—	—	(3,976)	(6,112)
Total commodity	$4,882	$6,924	$(7,477)	$(11,912)

Financial
Derivative assets - current	$264	$—	$—	$—
Derivative liabilities - long term	—	—	(43,548)	—
Total financial	$264	$—	$(43,548)	$—

Schedule of net gain (loss) on derivative contracts
 The following table summarizes the realized and unrealized gains and losses on change in fair value of our derivative contracts as of the dates indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	(in thousands)
Realized gain (loss)	$(1,261)	$4,251	$(305)	$5,738
Unrealized gain (loss)	7,661	13,853	(786)	13,469
Net gain (loss)	$6,400	$18,104	$(1,091)	$19,207

The following table summarizes the net gain (loss) on all derivative contracts included in other income (expense) on the consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010:

	For the Year Ended December 31,
	2012	2011	2010
	(in thousands)
Realized gain (loss)	$11,294	$(2,136)	$3,877
Unrealized gain (loss)	10,945	(4,210)	(3,063)
Net gain (loss) on derivative contracts	$22,239	$(6,346)	$814